Financial Assets Held for Trading - Schedule of Movements for Financial Assets Held for Trading (Details) - Fair Value, Inputs, Level 2 [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 2,384,192	$ 0
Subscription Amount	0	2,352,941
Net change in unrealized appreciation (depreciation) on investments	0	0
Net realized gain (loss) on investments	193,748	31,251
Balance	$ 2,577,940	$ 2,384,192